Intangible Assets, Net (Details 1) - USD ($)	Jun. 30, 2018	Jun. 30, 2017
Intangible Assets, Net/Goodwill [Abstract]
2019	$ 53,827
2020	53,827
2021	53,827
2022	53,827
Remaining	44,751
Intangible assets, net	$ 260,059	$ 305,464